SHARE-BASED COMPENSATION (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
General and administrative expenses	$ 1,789,416
Selling and marketing expenses	128,388
Total	$ 1,917,804